Capital (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
PRA transitional regulatory capital	£ 73,339
Fully loaded Common Equity Tier 1 capital [member]
Consolidated and separate financial statements [line items]
PRA transitional regulatory capital	41,565	£ 45,204
Fully loaded Common Equity Tier 1 capital [member] | Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
PRA transitional regulatory capital	45,232
PRA transitional tier 1 capital [member]
Consolidated and separate financial statements [line items]
PRA transitional regulatory capital	53,914	56,968
PRA transitional tier 1 capital [member] | Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
PRA transitional regulatory capital	58,325
Tier 2 (T2) Capital [member]
Consolidated and separate financial statements [line items]
PRA transitional regulatory capital	£ 67,175	£ 71,846